NOTE RECEIVABLE (Details Narrative) - USD ($)	Nov. 25, 2023	Nov. 30, 2023
Accounts and Other Receivables, Net, Current		$ 35,000
Covoy Solutionss Llc [Member] | Promissory Note Agreement [Member]
Accounts and Other Receivables, Net, Current	$ 40,000
Debt Instrument, Maturity Date	Dec. 18, 2023